Segment Reporting Segment Reporting - Selected Financial Information of Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net operating revenues	$ 949.9	$ 926.8	$ 920.7	$ 909.8	$ 879.3	$ 778.6	$ 764.4	$ 740.6	$ 3,707.2	$ 3,162.9	$ 2,405.9
Less: Provision for doubtful accounts									(61.2)	(47.2)	(31.6)
Net operating revenues less provision for doubtful accounts									3,646.0	3,115.7	2,374.3
Operating expenses:
Salaries and benefits									1,985.9	1,670.8	1,161.7
Other operating expenses									492.1	432.1	351.6
Supplies									140.0	128.7	111.9
Total segment level operating expenses									2,997.2	2,569.0	1,906.9
Other income									(2.9)	(5.5)	(31.2)
Equity in net income of nonconsolidated affiliates									(9.8)	(8.7)	(10.7)
Noncontrolling interests	$ (16.8)	$ (16.4)	$ (18.6)	$ (18.7)	$ (18.8)	$ (17.1)	$ (17.3)	$ (16.5)	(70.5)	(69.7)	(59.7)
Inpatient Rehabilitation Segment [Member]
Segment Reporting Information [Line Items]
Net operating revenues									3,021.1	2,653.1	2,377.3
Less: Provision for doubtful accounts									(57.0)	(44.7)	(31.2)
Net operating revenues less provision for doubtful accounts									2,964.1	2,608.4	2,346.1
Operating expenses:
Salaries and benefits									1,493.4	1,310.6	1,141.0
Other operating expenses									431.5	387.7	342.5
Supplies									128.8	120.9	111.5
Occupancy costs									61.2	46.2	41.2
Cost of services sold (excluding depreciation and amortization)									0.0	0.0	0.0
Support and overhead costs									0.0	0.0	0.0
Total segment level operating expenses									2,114.9	1,865.4	1,636.2
Other income									(2.9)	(2.3)	(4.0)
Equity in net income of nonconsolidated affiliates									(9.1)	(8.6)	(10.7)
Noncontrolling interests									64.0	62.9	59.3
Segment Adjusted EBITDA									797.2	691.0	665.3
Capital expenditures									97.7	151.7	187.9
Home Health and Hospice Segment [Member]
Segment Reporting Information [Line Items]
Net operating revenues									686.1	509.8	28.6
Less: Provision for doubtful accounts									(4.2)	(2.5)	(0.4)
Net operating revenues less provision for doubtful accounts									681.9	507.3	28.2
Operating expenses:
Salaries and benefits									0.0	0.0	0.0
Other operating expenses									0.0	0.0	0.0
Supplies									0.0	0.0	0.0
Occupancy costs									0.0	0.0	0.0
Cost of services sold (excluding depreciation and amortization)									336.5	244.8	17.0
Support and overhead costs									237.2	172.7	6.9
Total segment level operating expenses									573.7	417.5	23.9
Other income									0.0	0.0	0.0
Equity in net income of nonconsolidated affiliates									(0.7)	(0.1)	0.0
Noncontrolling interests									6.5	6.8	0.4
Segment Adjusted EBITDA									102.4	83.1	3.9
Capital expenditures									$ 6.5	$ 5.8	$ 0.0